LIBERTY-STEIN ROE FUNDS INCOME TRUST
Stein Roe Cash Reserves Fund
Stein Roe Income Fund, Class S
Stein Roe High Yield Fund, Class S
Stein Roe Intermediate Bond Fund, Class S

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
Stein Roe Municipal Money Market Fund
Stein Roe Managed Municipals Fund
Stein Roe High Yield Municipals Fund, Class S
Stein Roe Intermediate Municipals Fund

LIBERTY-STEIN ROE FUNDS TRUST
Stein Roe Institutional Client High Yield Fund

LIBERTY FUNDS TRUST III
Liberty Select Value Fund, Class S

LIBERTY FUNDS TRUST VI
Liberty Newport Asia Pacific Fund, Class S
Liberty Growth & Income Fund, Class S

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
Stein Roe Balanced Fund
Stein Roe Growth Stock Fund
Stein Roe International Fund
Stein Roe Young Investor Fund
Stein Roe Midcap Growth Fund, Class S
Stein Roe Focus Fund, Class S
Stein Roe Small Company Growth Fund, Class S
Stein Roe Capital Opportunities Fund, Class S
Stein Roe Global Thematic Equity Fund
Stein Roe European Thematic Equity Fund
Stein Roe Growth Investor Fund, Class S

LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND


       Supplement to Prospectuses and Statements of Additional Information

On June 4, 2001, Liberty Financial Companies, Inc. (Liberty Financial), an intermediate parent of each of the above referenced Funds' investment advisors (Liberty Financial Affiliates), announced that Fleet National Bank has agreed to acquire Liberty Financial's asset management business, including each of the Liberty Financial Affiliates. Fleet National Bank is an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. The closing of the proposed transaction is expected to take place during the second half of 2001 and is subject to a number of conditions, including approval by the shareholders of Liberty Financial. In addition, under the rules for mutual funds, the proposed transaction may result in a change of control of the Liberty Financial Affiliates and, therefore, an assignment of their investment advisory and sub-advisory contracts with the Funds. The assignment of these contracts generally requires shareholder approval under the Investment Company Act of 1940. Consequently, it is anticipated that the Liberty Financial Affiliates will seek approval of new contracts from each Trust's Board of Trustees and from shareholders of the Funds prior to the consummation of the proposed transaction. The new contracts will be identical to the current contracts in all respects except for their effective and termination dates. The new contracts will have no effect on the contractual advisory or sub-advisory fee rates payable by the Funds.


G-36/330G-0601                                                      June 5, 2001